Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sarcos Corp and Subsidiaries
Short Term Debt [Line Items]
Summary of Notes Payable

Notes payable consisted of the following:

	June 30,	December 31,
	2021	2020
First PPP Loan	$—	$2,394
Second PPP Loan	2,000	—
Total Notes payable	2,000	2,394
Less: Notes payable, current portion	—	1,328
Notes payable, net of current portion	$2,000	$1,066

As of June 30, 2021, the scheduled principal payments of the Company's PPP loan, shown if the loan is not forgiven, were as follows:

2021 (Remaining)	$—
2022	241
2023	535
2024	541
2025	546
2026	137
Total	$2,000

The follow table presents the scheduled principal payments of the Company's PPP loan note payable as of December 31, 2020, shown if the loan is not forgiven:

Period	Amount
Current portion	$1,328
Long-term portion (all due in 2022)	1,066
Note payable	$2,394